Borrowings - Schedule of Movement of Shareholder Loans (Details) - AUD ($)		6 Months Ended
		Dec. 31, 2025	Jun. 30, 2025
Schedule of Movement of Shareholder Loans [Abstract]
Opening Shareholder Loan balance		$ 2,485,632	$ 1,923,000
Interest accrued during the year	[1]	391,303	634,149
Repayment during the period			(71,517)
Closing Shareholder Loan balance		$ 2,876,935	$ 2,485,632

[1]	Interest accrued represent the six months interest accrued as at 31 December 2025 and twelve months interest accrued as at 30 June 2025.